Intangible assets	9 Months Ended
Sep. 30, 2026
Intangible assets [abstract]
Intangible assets
7.	Intangible assets

Intangible assets as at September 30, 2026, are as follows:

Cost	Lucid
$
As at December 31, 2025, and September 30, 2026	6,314,571

Accumulated amortization	$
As at December 31, 2025	1,801,364
Amortization	314,634
As at September 30, 2026	2,115,998

Net book value
As at September 30, 2026	4,198,573
As at December 31, 2025	4,513,207

The Company’s intangible asset for Lucid represents the license agreement with the University Health Network giving the Company world-wide exclusive rights to the Lucid-MS compound and related patents.